Income Tax - Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax [Abstract]
Current Tax	$ (136,660,084)	$ (509,675,665)	$ (62,999,041)
Deferred Tax	60,395,279	169,812,624	80,113,241
Income tax recognized in the consolidated statement of profit or loss	(76,264,805)	(339,863,041)	17,114,200	$ (555,002)	$ (647,945)	$ (264,257)
Income tax recognized in the consolidated statement of comprenhensive income	169,658,849	(184,930,091)	(4,839,879)
Total income tax	$ 93,394,044	$ (524,793,132)	$ 12,274,321